UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21432

Reaves Utility Income Fund

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen S. Gilomen, Esq.

Reaves Utility Income Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 - April 30, 2018

EXPLANATORY NOTE

The Registrant is filing this amendment (the “Amendment”) to its Certified Shareholder Report on Form N-CSR filed with the U.S. Securities and Exchange Commission on July 6, 2018 (the “Report”), to replace Item 13 in its entirety and to include forms of the 19(a) Notices to Beneficial Owners as Exhibit 13(b).

Item 13 is replaced in its entirety with the following:

Item 13. Exhibits.

(a)(1) The Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions is attached hereto as Exhibit 13(a)(1).

(a)(2) The certifications required by Item 13(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(b) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940 dated August 10, 2009, the form of 19(a) Notices to Beneficial Owners are attached hereto as Exhibit 13(b).

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders, as applicable, and contained all information required per Form N-CSR.

Items 1 through 12, Exhibit 13(a)(1) and Exhibit 99.CERT of this Amendment to the Registrant’s Form N-CSR are incorporated herein by reference to the Form N-CSR filed on EDGAR on July 6, 2018 (Accession Number 0001398344-18-009847).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	September 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	September 4, 2018

By:	/s/Jill A. Kerschen
Jill A. Kerschen
Treasurer (Principal Financial Officer)

Date:	September 4, 2018